Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Balance Sheet Items, Except for Equity Accounts [Member] | US [Member]
Schedule Of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Balance Sheet Items, Except for Equity Accounts [Member] | RMB [Member]
Schedule Of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2203	7.296	6.8676
Items in the Statements of Income and Cash Flows [Member] | US [Member]
Schedule Of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
Items in the Statements of Income and Cash Flows [Member] | RMB [Member]
Schedule Of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2064	7.0533	6.9761